                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2002
                                               ----------------

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Peter B. Cannell
Address: 645 Madison Avenue, 8th Floor

         New York, NY 10022

Form 13F File Number:      28-01221
                              -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John D. Hogan
         -------------
Title:   Treasurer
         -------------
Phone:   212-752-5255
         -------------

Signature, Place, and Date of Signing:


        /s/  John D. Hogan                     New York, NY           08/05/02
            ---------------------           -----------------       ------------
             [Signature]                       [City, State]           [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   3
                                        --------------

Form 13F Information Table Entry Total:            117
                                        --------------

Form 13F Information Table Value Total:        645,911
                                        --------------
                                           (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                   NONE

          No.      Form 13F File Number     Name


           1      28 - 10208                Richmond Enterprises, Inc.
         -----         ----------------     --------------------------


           2      28 - 10207                New York Community Bank
         -----         ----------------     -----------------------


           3      28 - 10200                New York Community Bancorp, Inc.
         -----         ----------------     --------------------------------

                                    13F FORM
                              AS OF JUNE 30, 2002



                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                         VALUE SHARES/   SH/  PUT/ INVST      OTH     ----------------
NAME OF ISSUER                     CLASS                 CUSIP     x$1000  PRN AMT  PRN  CALL  DSCR      MAN    DEFINED  SHARED NONE
------------------------------     ---------------     ---------   ------  -------- ---- ---- ------     -----  -------- ------ ----
ABBOTT LABS                        COM                 002824100     1146     30442  SH       DEFINED    1,2,3     30442
AFLAC INC                          COM                 001055102     5458    170560  SH       DEFINED    1,2,3    170560
AGILENT TECHNOLOGIES INC           COM                 00846U101      222      9400  SH       DEFINED    1,2,3      9400
ALLERGAN INC                       COM                 018490102     4451     66675  SH       DEFINED    1,2,3     66675
AMB PROPERTY CORP                  COM                 00163T109    19636    633425  SH       DEFINED    1,2,3    633425
AMERICA FIRST MTG INVTS INC        COM                 023934102    14448   1466850  SH       DEFINED    1,2,3   1466850
AMERICAN INTL GROUP INC            COM                 026874107     2424     35529  SH       DEFINED    1,2,3     35529
AMGEN INC                          COM                 031162100      402      9600  SH       DEFINED    1,2,3      9600
ANADARKO PETE CORP                 COM                 032511107     3409     69150  SH       DEFINED    1,2,3     69150
ANALOG DEVICES INC                 COM                 032654105     8007    269601  SH       DEFINED    1,2,3    269601
ANWORTH MORTGAGE ASSET CP          COM                 037347101     1679    120000  SH       DEFINED    1,2,3    120000
APPLERA CORP                       COM AP BIO GRP      038020103      672     34500  SH       DEFINED    1,2,3     34500
AUTOMATIC DATA PROCESSING IN       COM                 053015103      856     19656  SH       DEFINED    1,2,3     19656
BANK MUT CORP                      COM                 063748107     2460    120756  SH       DEFINED    1,2,3    120756
BANK NEW YORK INC                  COM                 064057102      304      9000  SH       DEFINED    1,2,3      9000
BANK HAWAII CORP                   COM                 062540109      714     25500  SH       DEFINED    1,2,3     25500
BERKSHIRE HATHAWAY INC DEL         CL A                084670108      468         7  SH       DEFINED    1,2,3         7
BERKSHIRE HATHAWAY INC DEL         CL B                084670207     1510       676  SH       DEFINED    1,2,3       676
BIO RAD LABS INC                   CL A                090572207    19146    420700  SH       DEFINED    1,2,3    420700
BRISTOL MYERS SQUIBB CO            COM                 110122108      456     17750  SH       DEFINED    1,2,3     17750
CAPITOL FED FINL                   COM                 14057C106     4581    175650  SH       DEFINED    1,2,3    175650
CASCADE CORP                       COM                 147195101      660     42600  SH       DEFINED    1,2,3     42600
CASCADE NAT GAS CORP               COM                 147339105     3893    186255  SH       DEFINED    1,2,3    186255
CELGENE CORP                       COM                 151020104      496     32400  SH       DEFINED    1,2,3     32400
CHARTER FINL CORP WEST PT GA       COM                 16122M100     4088    143650  SH       DEFINED    1,2,3    143650
CHEVRONTEXACO CORP                 COM                 166764100      630      7114  SH       DEFINED    1,2,3      7114
CHUBB CORP                         COM                 171232101      219      3100  SH       DEFINED    1,2,3      3100
COLGATE PALMOLIVE CO               COM                 194162103      808     16140  SH       DEFINED    1,2,3     16140
CONCORD EFS INC                    COM                 206197105     1459     48400  SH       DEFINED    1,2,3     48400
CORNING INC                        COM                 219350105       43     12000  SH       DEFINED    1,2,3     12000
COUNTRYWIDE CR INDS INC DEL        COM                 222372104    10523    218100  SH       DEFINED    1,2,3    218100
CREE INC                           COM                 225447101      693     52400  SH       DEFINED    1,2,3     52400
D R HORTON INC                     COM                 23331A109    25679    986499  SH       DEFINED    1,2,3    986499
DIEBOLD INC                        COM                 253651103     8390    225300  SH       DEFINED    1,2,3    225300
DOMINION RES INC VA NEW            COM                 25746U109      848     12811  SH       DEFINED    1,2,3     12811
DUCOMMUN INC DEL                   COM                 264147109      388     14800  SH       DEFINED    1,2,3     14800
DUKE ENERGY CORP                   COM                 264399106      211      6800  SH       DEFINED    1,2,3      6800
ECHOSTAR COMMUNICATIONS NEW        CL A                278762109     8248    444400  SH       DEFINED    1,2,3    444400
EXXON MOBIL CORP                   COM                 30231G102     2352     57474  SH       DEFINED    1,2,3     57474
FIDELITY NATL FINL INC             COM                 316326107     6489    205348  SH       DEFINED    1,2,3    205348
FLEMING COS INC                    COM                 339130106      397     21900  SH       DEFINED    1,2,3     21900
GENERAL ELEC CO                    COM                 369604103      231      7950  SH       DEFINED    1,2,3      7950
GETTY IMAGES INC                   COM                 374276103     4884    224350  SH       DEFINED    1,2,3    224350
GLOBALSANTAFE CORP                 SHS                 G3930E101     1667     60950  SH       DEFINED    1,2,3     60950
GOLDEN ST BANCORP INC              COM                 381197102     1570     43300  SH       DEFINED    1,2,3     43300
GREIF BROS CORP                    CL A                397624107      217      6500  SH       DEFINED    1,2,3      6500
HARLEY DAVIDSON INC                COM                 412822108      308      6000  SH       DEFINED    1,2,3      6000
HUDSON CITY BANCORP                COM                 443683107    37720   1909850  SH       DEFINED    1,2,3   1909850
IHOP CORP                          COM                 449623107      265      9000  SH       DEFINED    1,2,3      9000
ILLINOIS TOOL WKS INC              COM                 452308109      205      3000  SH       DEFINED    1,2,3      3000
IMS HEALTH INC                     COM                 449934108     2456    136850  SH       DEFINED    1,2,3    136850
INTERNATIONAL FLAVORS&FRAGRA       COM                 459506101    11521    354600  SH       DEFINED    1,2,3    354600
INTERNATIONAL RECTIFIER CORP       COM                 460254105     9941    341025  SH       DEFINED    1,2,3    341025
INVITROGEN CORP                    COM                 46185R100      375     11700  SH       DEFINED    1,2,3     11700
JOHNSON & JOHNSON                  COM                 478160104     4484     85797  SH       DEFINED    1,2,3     85797
KIMBERLY CLARK CORP                COM                 494368103    11371    183400  SH       DEFINED    1,2,3    183400
KIMCO REALTY CORP                  COM                 49446R109     3307     98750  SH       DEFINED    1,2,3     98750



KYPHON INC                         COM                 501577100     2048    140500  SH       DEFINED    1,2,3    140500
LENNAR CORP                        COM                 526057104      615     10050  SH       DEFINED    1,2,3     10050
LEXICON GENETICS INC               COM                 528872104       77     18800  SH       DEFINED    1,2,3     18800
LIFECORE BIOMEDICAL INC            COM                 532187101      192     16800  SH       DEFINED    1,2,3     16800
M & T BK CORP                      COM                 55261F104     2950     34394  SH       DEFINED    1,2,3     34394
MAYTAG CORP                        COM                 578592107    16487    386575  SH       DEFINED    1,2,3    386575
MERCK & CO INC                     COM                 589331107      610     12050  SH       DEFINED    1,2,3     12050
MERCURY COMPUTER SYS               COM                 589378108    14677    677280  SH       DEFINED    1,2,3    677280
MILLIPORE CORP                     COM                 601073109      492     15400  SH       DEFINED    1,2,3     15400
MRV COMMUNICATIONS INC             COM                 553477100       26     17000  SH       DEFINED    1,2,3     17000
NEW YORK COMNTY BANCORP INC        COM                 649445103    13638    511172  SH       DEFINED    1,2,3    511172
NEWMONT MINING CORP                COM                 651639106      500     19000  SH       DEFINED    1,2,3     19000
NORTHWEST NAT GAS CO               COM                 667655104     1870     65050  SH       DEFINED    1,2,3     65050
NUI CORP                           COM                 629431107     8685    315810  SH       DEFINED    1,2,3    315810
ORACLE CORP                        COM                 68389X105      114     12000  SH       DEFINED    1,2,3     12000
PALL CORP                          COM                 696429307     1961     94500  SH       DEFINED    1,2,3     94500
PARK ELECTROCHEMICAL CORP          COM                 700416209     2722    102700  SH       DEFINED    1,2,3    102700
PATRIOT BANK CORP PA               COM                 70335P103      154     11000  SH       DEFINED    1,2,3     11000
PEPSICO INC                        COM                 713448108     2116     43908  SH       DEFINED    1,2,3     43908
PFIZER INC                         COM                 717081103      351     10035  SH       DEFINED    1,2,3     10035
PIONEER NAT RES CO                 COM                 723787107    21461    823825  SH       DEFINED    1,2,3    823825
PLUM CREEK TIMBER CO INC           COM                 729251108     9558    311350  SH       DEFINED    1,2,3    311350
PMC COML TR                        SH BEN INT          693434102     7064    497450  SH       DEFINED    1,2,3    497450
POGO PRODUCING CO                  COM                 730448107    13598    416850  SH       DEFINED    1,2,3    416850
PORT FINL CORP                     COM                 734119100    13369    333475  SH       DEFINED    1,2,3    333475
PRESSTEK INC                       COM                 741113104       44     11000  SH       DEFINED    1,2,3     11000
PRINCIPAL FINANCIAL GROUP IN       COM                 74251V102    16356    527600  SH       DEFINED    1,2,3    527600
PROBUSINESS SERVICE INC            COM                 742674104     1603    110000  SH       DEFINED    1,2,3    110000
PROCTER & GAMBLE CO                COM                 742718109      628      7037  SH       DEFINED    1,2,3      7037
QUEST DIAGNOSTICS INC              COM                 74834L100    26927    312925  SH       DEFINED    1,2,3    312925
QUINTON CARDIOLOGY SYS INC         COM                 748773108     1855    204800  SH       DEFINED    1,2,3    204800
RPM INC OHIO                       COM                 749685103      918     60200  SH       DEFINED    1,2,3     60200
SEALED AIR CORP NEW                COM                 81211K100     1583     39300  SH       DEFINED    1,2,3     39300
SIGMA ALDRICH CORP                 COM                 826552101     2703     53900  SH       DEFINED    1,2,3     53900
SLM CORP                           COM                 78442P106    30950    319402  SH       DEFINED    1,2,3    319402
SOUTHWESTERN ENERGY CO             COM                 845467109     4448    292800  SH       DEFINED    1,2,3    292800
STANCORP FINL GROUP INC            COM                 852891100    18271    329200  SH       DEFINED    1,2,3    329200
STANLEY WKS                        COM                 854616109    27475    669965  SH       DEFINED    1,2,3    669965
TELEFLEX INC                       COM                 879369106    27908    488325  SH       DEFINED    1,2,3    488325
TELEFONICA S A                     SPONSORED ADR       879382208      300     12092  SH       DEFINED    1,2,3     12092
U S PHYSICAL THERAPY IN            COM                 90337L108     3420    168400  SH       DEFINED    1,2,3    168400
UNILEVER N V                       N Y SHS NEW         904784709      931     14369  SH       DEFINED    1,2,3     14369
UNITED PARCEL SERVICE INC          CL B                911312106    10201    165200  SH       DEFINED    1,2,3    165200
VENTANA MED SYS INC                COM                 92276H106     1301     59270  SH       DEFINED    1,2,3     59270
WEINGARTEN RLTY INVS               SH BEN INT          948741103      335      9450  SH       DEFINED    1,2,3      9450
WESTFIELD FINANCIAL INC            COM                 96008D101     3727    240450  SH       DEFINED    1,2,3    240450
WESTPORT RES CORP NEW              COM                 961418100    18253   1112975  SH       DEFINED    1,2,3   1112975
WESTWOOD ONE INC                   COM                 961815107     4883    146100  SH       DEFINED    1,2,3    146100
WILEY JOHN & SONS INC              CL A                968223206     2434    101500  SH       DEFINED    1,2,3    101500
YANKEE CANDLE INC                  COM                 984757104     2807    103600  SH       DEFINED    1,2,3    103600
SEALED AIR CORP NEW                PFD CV A $2         81211K209     1589     38900  SH       DEFINED    1,2,3     38900
WESTPORT RES CORP NEW              PFD CONV            961418209     2653    131000  SH       DEFINED    1,2,3    131000
ANALOG DEVICES INC                 NOTE 4.750%10/0     032654AD7      850    890000 PRN       DEFINED    1,2,3    890000
ECHOSTAR COMMUNICATIONS NEW        NOTE 4.875% 1/0     278762AD1     9406  12001000 PRN       DEFINED    1,2,3  12001000
GETTY IMAGES INC                   NOTE 5.000% 3/1     374276AE3     3125   3765000 PRN       DEFINED    1,2,3   3765000
INTERNATIONAL RECTIFIER CORP       NOTE 4.250% 7/1     460254AE5    13338  16046000 PRN       DEFINED    1,2,3  16046000
INVITROGEN CORP                    NOTE 5.500% 3/0     46185RAB6     6160   7060000 PRN       DEFINED    1,2,3   7060000
LEVEL 3 COMMUNICATIONS INC         NOTE 6.000% 9/1     52729NAG5        3     10000 PRN       DEFINED    1,2,3     10000
POGO PRODUCING CO                  NOTE 5.500% 6/1     730448AE7     3492   3475000 PRN       DEFINED    1,2,3   3475000
CD RADIO INC                       NOTE 8.750% 9/2     125127AJ9      214    500000 PRN       DEFINED    1,2,3    500000